SUPPLEMENT DATED JANUARY 13, 2006

TO

PROSPECTUS DATED MAY 2, 2005

FOR

SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective February 6, 2006, Scudder VIT Funds will be DWS Investments VIT Funds. Scudder Variable Series II will be DWS Variable Series II. Additionally, the following funds will change names in accordance with the table below.

CURRENT NAME	NEW NAME
Scudder VIT Small Cap Index Fund	DWS Small Cap Index VIP
SVS Dreman Financial Services Portfolio	DWS Financial Services VIP
SVS Dreman High Return Equity Portfolio	DWS High Return Equity VIP
SVS Dreman Small Cap Value Portfolio	DWS Dreman Small Cap Value VIP

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.